Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Deferred Tax Assets [Abstract]
Net operating losses	$ 33,486	$ 27,733
Other accruals	612	946
Operating lease liabilities	344	267
Stock based compensation	93	71
Credit carryforwards	1,375	1,225
174 R&D capitalized costs	1,065	1,464
Fixed assets	750	816
Total gross deferred income tax assets	37,725	32,522
Deferred Tax Income Liabilities [Abstract]
ROU assets	(344)	(268)
Total gross deferred income tax liabilities	(344)	(268)
Valuation allowance	(37,381)	(32,254)
Net deferred tax assets